(16) BORROWINGS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	R$ 11,435,958	R$ 10,992,057
Measured at amortized cost [Member] | Local Currency [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	5,861,896	6,165,427
Borrowing costs	(57,193)	(31,816)
Measured at amortized cost [Member] | Local Currency [Member] | Fixed Rate [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	R$ 892,776	900,257
Measured at amortized cost [Member] | Local Currency [Member] | Fixed Rate [Member] | FINEM [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	Fixed rate de 2.5% to 8%
Borrowings	R$ 418,336	546,504
Maturity range	2011 to 2024
Collateral	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables (iii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iv) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Grid.
Measured at amortized cost [Member] | Local Currency [Member] | Fixed Rate [Member] | FINAME [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	Fixed rate de 2.5% to 10%
Borrowings	R$ 48,672	71,780
Maturity range	2012 to 2025
Collateral	(i) Liens on equipment (ii) Guarantee of CPFL Renováveis(iii) CPFL Energia guarantee (iv) Liens on assets
Measured at amortized cost [Member] | Local Currency [Member] | Fixed Rate [Member] | FINEP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	Fixed rate from 3.5% to 8%
Borrowings	R$ 6,576	10,482
Maturity range	2013 to 2021
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Fixed Rate [Member] | Bank loans [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	Fixed rate of 9.5% to 10.14% and discount for timely payment of 15% and 25%
Borrowings	R$ 419,191	271,492
Maturity range	2009 to 2037
Collateral	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iii) SIIF Énergies do Brasil and BVP S.A guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | TJLP and TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	R$ 4,348,289	3,449,468
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Selic [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	114,117	140,099
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	386,272	1,541,278
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | IGP-M [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	51,889	57,291
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | UMBNDES [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	2,152	2,293
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Other [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	R$ 66,403	74,740
Maturity range	2007 to 2038
Collateral	(i) Promissory notes, (ii) Bank guarantee, (iii) Credit RIghts ; (iv) Pledge of shares; (v) Liens on machinery, equipment and receivables and (vi) CPFL Renováveis guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | TJLP and TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	TJLP and TJLP + from 1.72% to 3.4%
Borrowings	R$ 3,128,625	3,406,017
Maturity range	2009 to 2033
Collateral	(i) Bank guarantee (ii) CPFL Energia guarantee (iii) Pledge of receivables, equipment and assignment of credit and concession rights authorized by ANEEL and shares os SPE (iv) Liens on equipment and receivables (v) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Gri
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINAME [Member] | TJLP and TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	TJLP + 2.2% to 4.2%
Borrowings	R$ 20,935	23,181
Maturity range	2017 to 2027
Collateral	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINAME [Member] | Selic [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	SELIC + 2.70% to 3.90%
Borrowings	R$ 5,365	5,840
Maturity range	2016 to 2022
Collateral	CPFL Energia guarantee and liens on equipment and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEP [Member] | TJLP and TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	TJLP and TJLP -1%
Borrowings	R$ 3,491	13,997
Maturity range	2016 to 2024
Collateral	Bank guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | TJLP and TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	TJLP + 2.99% to 3.1%
Borrowings	R$ 5,069	6,273
Maturity range	2005 to 2023
Collateral	(i) Pledge of receivables, equipment and assignment of credit and concession rights (ii) CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	(i) From 100.00% to 109.50% of CDI (ii) CDI + 0.10% to 1.90%
Borrowings	R$ 208,384	885,715
Maturity range	2012 to 2024
Collateral	(i) CPFL Energia and CPFL Renováveis guarantee (ii) CPFL Renováveis promissory note (iii) CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | IGP-M [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	IGPM + 8.63%
Borrowings	R$ 51,889	57,291
Maturity range	2011 to 2024
Collateral	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE and rights authorized by ANEEL and receivables of operation contracts
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | UMBNDES [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	UMBNDES + from 1.99% to 5%
Borrowings	R$ 2,152	2,293
Maturity range	2006 to 2023
Collateral	(i) Pledge of shares, credit rights and assignment of credit and concession rights and incomes assignment (ii) CPFL Guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | TJLP and TLP [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	TLP + 4.74% to 4.80%
Borrowings	R$ 1,190,169	0
Maturity range	2027 to 2028
Collateral	CPFL Energia guarantee and receivables
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | FINEM [Member] | Selic [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	SELIC + 2.19% to 2.66%
Borrowings	R$ 108,752	134,260
Maturity range	2015 to 2022
Collateral	(i)SGBP and CPFL Energia guarantee and receivables (ii) CPFL Energia guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Bank loans [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	(i) 104% of CDI (ii) CDI + 1.39%
Borrowings	R$ 177,888	443,035
Maturity range	2017 to 2023
Collateral	No guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Promissory note [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	(i) 105% of CDI (ii) CDI + 0.5% to 3.40%
Borrowings	R$ 0	110,523
Maturity range	2018
Collateral	CPFL Energia and CPFL Renováveis guarantee
Measured at amortized cost [Member] | Local Currency [Member] | Floating Rate [Member] | Promissory note [Member] | CDI [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	CDI + 3.80%
Borrowings	R$ 0	102,006
Maturity range	2017 to 2018
Collateral	No guarantee
At fair value [member] | Foreign currency [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	R$ 5,631,255	4,858,446
At fair value [member] | Foreign currency [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	4,855,108	4,698,184
At fair value [member] | Foreign currency [Member] | Euro [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	879,499	218,814
At fair value [member] | Foreign currency [Member] | Mark to market [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings	R$ (103,351)	(58,552)
At fair value [member] | Foreign currency [Member] | Bank loans (Law 4.131) [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	US$ + Libor 3 months + from 0.80% to 3%
Borrowings	R$ 0	2,879,241
Maturity range	2017 to 2022
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Bank loans (Law 4.131) [Member] | Euro [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	Euro + from 0.42% to 0.96%
Borrowings	R$ 879,499	218,814
Maturity range	2019 to 2021
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Bank loans (Law 4.131) [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	US$ + Libor 3 months + from 0.8% to 1.55%
Borrowings	R$ 1,866,418	704,572
Maturity range	2017 to 2022
Collateral	CPFL Energia guarantee and promissory notes
At fair value [member] | Foreign currency [Member] | Bank loans (Law 4.131) [Member] | Dollar [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Annual interest	US$ +from 1.93% to 4.32%
Borrowings	R$ 2,988,689	R$ 1,114,370
Maturity range	2017 to 2021
Collateral	CPFL Energia guarantee and promissory notes